United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Premier Municipal Income Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period: Six months ended 05/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Premier Municipal Income Fund

Federated Premier Intermediate Municipal Income Fund

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Federated Investors' Closed-End Municipal Funds

Established 2002

FINANCIAL HIGHLIGHTS
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE
SOURCE OF DISTRIBUTIONS - NOTICE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Federated Premier Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$11.08		$14.60		$15.56		$15.05		$14.66		$14.56
Income From Investment Operations:
Net investment income [1]	0.54		1.12		1.12		1.12		1.12		1.13
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	1.25		(3.59)		(0.96)		0.55		0.43		0.07
Distributions to preferred shareholders from net investment income [2]	(0.02)		(0.25)		(0.32)		(0.29)		(0.19)		(0.10)
TOTAL FROM INVESTMENT OPERATIONS	1.77		(2.72)		(0.16)		1.38		1.36		1.10
Less Distributions to Common Shareholders:
From net investment income	(0.47)		(0.80)		(0.80)		(0.87)		(0.97)		(1.00)
Net Asset Value, End of Period	$12.38		$11.08		$14.60		$15.56		$15.05		$14.66
Market Price, End of Period	$13.39		$9.37		$13.92		$15.80		$14.44		$14.31
Total Return at Net Asset Value [3]	16.38%		(19.45)%		(1.01)%		9.51%		9.49%		8.05%
Total Return at Market Price [4]	48.97%		(28.31)%		(7.03)%		15.90%		7.75%		7.76%

Ratios to Average Net Assets:
Net expenses [5]	1.03	% [6,7]	0.98	% [7,8]	0.85%		0.85%		0.85%		0.85%
Net investment income [9]	9.49	% [6]	6.37%		5.33%		5.49%		6.16%		7.13%
Expense waiver/reimbursement [10]	0.63	% [6]	0.54%		0.47	% [11]	0.45	% [11]	0.45	% [11]	0.49	% [11]
Supplemental Data:
Net assets, end of period (000 omitted)	$76,038		$67,990		$89,528		$95,291		$92,013		$89,590
Portfolio turnover	43%		32%		12%		21%		3%		12%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share [12]
5/31/2009	$36,575,000	$76,974	$50,004	$25,002	$25,000
11/30/2008	$44,075,000	$63,565	$50,006	$25,003	$25,000
11/30/2007	$53,675,000	$66,699	$50,006	$25,003	$25,000
11/30/2006	$53,675,000	$69,383	$50,034	$25,017	$25,000
11/30/2005	$53,675,000	$67,857	$50,024	$25,012	$25,000
11/30/2004	$53,675,000	$66,728	$50,010	$25,005	$25,000

1 Per share numbers have been calculated using the average shares method.

2 The amounts shown are based on Common Share equivalents.

3 Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized. Total return for the year ended November 30, 2004 was calculated utilizing the average price paid per share at the time of reinvestment. If net asset value had been utilized, the total return would have been 7.89%.

4 Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.

5 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

6 Computed on an annualized basis.

7 Includes interest and trust expense related to the Fund's participation in certain inverse floater structures of 0.18% and 0.13% for the six months ended May 31, 2009 and for the year ended November 30, 2008, respectively.

8 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended November 30, 2008 is 0.98% after taking into account this expense reduction.

9 Ratios reflect reductions for dividend payments to preferred shareholders.

10 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

11 Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

12 Represents initial public offering price.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Premier Intermediate Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$11.90		$14.15		$14.83		$14.41		$14.53		$14.65
Income From Investment Operations:
Net investment income [1]	0.47		0.97		0.99		0.96		0.92		0.90
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	0.87		(2.29)		(0.66)		0.44		(0.08)		(0.14)
Distributions to preferred shareholders from net investment income [2]	(0.02)		(0.24)		(0.32)		(0.29)		(0.20)		(0.10)
TOTAL FROM INVESTMENT OPERATIONS	1.32		(1.56)		0.01		1.11		0.64		0.66
Less Distributions to Common Shareholders:
From net investment income	(0.41)		(0.69)		(0.69)		(0.69)		(0.76)		(0.78)
Net Asset Value, End of Period	$12.81		$11.90		$14.15		$14.83		$14.41		$14.53
Market Price, End of Period	$12.60		$9.37		$12.50		$13.81		$12.68		$13.50
Total Return at Net Asset Value [3]	11.29%		(11.47)%		0.10%		7.94%		4.46%		5.03%
Total Return at Market Price [4]	39.41%		(20.62)%		(4.80)%		14.63%		(0.66)%		6.14%

Ratios to Average Net Assets:
Net expenses [5]	1.08	% [6,7]	0.98	% [7,8]	0.89%		0.89%		0.89%		0.89%
Net investment income [9]	7.71	% [6]	5.43%		4.63%		4.61%		4.97%		5.51%
Expense waiver/reimbursement [10]	0.47	% [6]	0.45%		0.42	% [11]	0.39	% [11]	0.40	% [11]	0.39	% [11]
Supplemental Data:
Net assets, end of period (000 omitted)	$88,994		$82,655		$98,317		$103,017		$100,124		$100,908
Portfolio turnover	33%		20%		17%		46%		15%		11%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share [12]
5/31/2009	$41,900,000	$78,099	$50,002	$25,001	$25,000
11/30/2008	$50,900,000	$65,597	$50,004	$25,002	$25,000
11/30/2007	$61,025,000	$65,277	$50,018	$25,009	$25,000
11/30/2006	$61,025,000	$67,203	$50,010	$25,005	$25,000
11/30/2005	$61,025,000	$66,017	$50,004	$25,002	$25,000
11/30/2004	$61,025,000	$66,339	$50,016	$25,008	$25,000

1 Per share numbers have been calculated using the average shares method.

2 The amounts shown are based on Common Share equivalents.

3 Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized. Total return for the year ended November 30, 2004 was calculated utilizing the average price paid per share at the time of reinvestment. If net asset value had been utilized, the total return would have been 4.63%.

4 Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.

5 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

6 Computed on an annualized basis.

7 Includes interest and trust expense related to the Fund's participation in certain inverse floater structures of 0.19% and 0.09% for the six months ended May 31, 2009 and for the year ended November 30, 2008, respectively.

8 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended November 30, 2008 is 0.98% after taking into account this expense reduction.

9 Ratios reflect reductions for dividend payments to preferred shareholders.

10 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

11 Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

12 Represents initial public offering price.

See Notes which are an integral part of the Financial Statements

Federated Premier Municipal Income Fund -Portfolio of Investments Summary Table (unaudited)

At May 31, 2009, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Investments
GO State	16.4%
Special Tax	13.2%
Hospital	13.0%
GO Local	12.5%
Refunded	8.7%
Senior Care	8.2%
Education	6.7%
Water & Sewer	6.1%
IDB/PCR	4.7%
Public Power	4.2%
Other [2]	6.3%
TOTAL	100.0%

1 Sector classifications and the assignment of holdings to such sectors are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's adviser. For securities that have been enhanced by a third party, such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's adviser. Refunded securities are those whose debt is paid from escrowed funds, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 93.7% of the Fund's total investments. Remaining sectors have been aggregated under the designation "Other."

Federated Premier Municipal Income Fund -Portfolio of Investments

May 31, 2009 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--96.2%
		Alabama--0.2%
$350,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	$267,351
		Arizona--1.7%
1,000,000		Phoenix, AZ Civic Improvement Corp., Junior Lien Water System Revenue Bonds (Series 2009A), 5.00%, 7/1/2028	1,033,590
750,000		Tempe, AZ IDA, Senior Living Revenue Bonds (Series A), 6.75% (Friendship Village of Tempe), 12/1/2030	609,435
750,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	588,810
		TOTAL	2,231,835
		California--3.2%
1,000,000		California State, UT GO Bonds, 5.25%, 10/1/2020	1,015,880
1,000,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	1,026,810
260,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	172,510
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90% (United States Agency PRF 6/1/2013@100), 6/1/2042	908,910
1,000,000		Los Angeles, CA USD, UT GO Bonds (Series 2009F), 5.00% (Original Issue Yield: 5.20%), 7/1/2029	1,006,260
		TOTAL	4,130,370
		Colorado--5.2%
725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	918,263
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	837,620
500,000		Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	466,500
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033	850,770
320,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	337,053
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF 12/1/2013@102), 12/1/2034	$307,115
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	630,395
665,000		Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian Asset Assurance, Inc. INS), 12/1/2037	508,612
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,193,460
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	624,395
		TOTAL	6,674,183
		Connecticut--1.0%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	984,275
275,000		Connecticut State, UT GO Bonds (Series 2009A), 5.00%, 2/15/2029	292,831
		TOTAL	1,277,106
		District of Columbia--1.7%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,206,100
		Florida--7.5%
600,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.60% (Nova Southeastern University)/ (Original Issue Yield: 5.625%), 4/1/2029	537,150
400,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/(Original Issue Yield: 8.95%), 10/1/2033	500,856
1,490,000		Citrus County, FL Hospital Board, Refunding Revenue Bonds, 6.375% (Citrus Memorial Hospital)/(Original Issue Yield: 6.50%), 8/15/2032	1,317,130
1,235,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	823,720
2,000,000		Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA Insurance Corp. INS), 10/1/2024	2,030,620
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	274,700
1,000,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2009A), 5.25%, 10/1/2039	1,016,840
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	$982,220
1,000,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.65% (Original Issue Yield: 6.70%), 5/1/2040	683,330
490,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	257,882
995,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	871,968
490,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	388,844
		TOTAL	9,685,260
		Georgia--2.2%
1,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	733,250
1,000,000		Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,089,770
1,000,000		Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2009B), 5.00% (Emory University), 9/1/2035	1,024,120
		TOTAL	2,847,140
		Hawaii--1.1%
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,369,116
		Illinois--4.3%
982,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	647,010
2,500,000		Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC and MBIA Insurance Corp. INS)/(Original Issue Yield: 5.385%), 1/1/2028	2,528,625
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	733,710
420,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	251,463
1,000,000		Illinois Educational Facilities Authority, Refunding Revenue Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	890,240
625,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	445,475
		TOTAL	5,496,523
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--2.6%
$1,930,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	$1,433,450
1,985,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2007A), 5.00% (MBIA Insurance Corp. INS), 1/1/2042	1,892,976
		TOTAL	3,326,426
		Kentucky--0.3%
325,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	325,484
		Louisiana--1.6%
2,500,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	2,096,900
		Maryland--0.3%
550,000		Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	419,887
		Massachusetts--1.9%
1,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2009A), 5.00%, 3/1/2034	1,023,970
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	781,590
580,000		Massachusetts Water Resources Authority, General Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.09%), 8/1/2039	588,746
		TOTAL	2,394,306
		Mississippi--1.2%
2,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy Agency of Mississippi)/(Syncora Guarantee, Inc. INS), 3/1/2041	1,492,640
		Missouri--0.3%
500,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2003A), 5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032	433,175
		New Jersey--0.3%
500,000		New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	409,535
216,906	[3]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	5,835
		TOTAL	415,370
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Mexico--0.6%
$750,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	$774,075
		New York--8.2%
750,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	698,235
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	575,032
1,000,000		New York City, NY Municipal Water Finance Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.57%), 6/15/2026	1,074,380
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.25% (Original Issue Yield: 5.50%), 6/15/2040	2,049,380
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2008C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2025	2,117,720
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2025	2,061,800
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.25% (Original Issue Yield: 5.44%), 11/15/2034	2,058,560
		TOTAL	10,635,107
		North Carolina--3.4%
665,000		Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(FSA INS), 10/1/2036	655,457
2,000,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	2,045,120
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	1,038,050
800,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	692,680
		TOTAL	4,431,307
		Ohio--0.8%
500,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2026	531,485
500,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	527,075
		TOTAL	1,058,560
		Oregon--0.3%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	338,720
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--2.9%
$935,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	$1,114,660
360,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	429,174
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	511,270
1,630,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.13%), 1/1/2027	1,631,157
		TOTAL	3,686,261
		South Carolina--0.8%
1,170,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	1,084,192
		South Dakota--1.3%
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	1,722,928
		Tennessee--3.8%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Refunding Revenue Bonds (Series A), 7.50% (Mountain States Health Alliance)/(United States Treasury PRF 7/1/2012@103), 7/1/2025	2,270,820
2,580,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50%, 5/1/2038	2,705,904
		TOTAL	4,976,724
		Texas--12.7%
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	586,782
385,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	290,178
585,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	388,142
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,500,000		Harris County, TX Flood Control District, LT GO Refunding Bonds (Series 2006A), 5.00%, 10/1/2026	$1,587,660
1,500,000		Houston, TX Combined Utility System, First Lien Revenue Bonds, 5.00% (FSA INS), 11/15/2035	1,480,455
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (Texas Competitive Electric Holdings Co. LLC), 8/1/2022	483,011
10,000,000	[4]	Spring Branch, TX ISD, LT GO Bonds, 5.250%, 2/1/2034	10,350,200
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	392,210
1,000,000		Tyler, TX HFDC, Revenue Refunding & Improvement Bonds (Series 2007A), 5.25% (East Texas Medical Center Regional Healthcare System)/(Original Issue Yield: 5.32%), 11/1/2027	805,300
		TOTAL	16,363,938
		Utah--0.8%
1,000,000		Utah State Transit Authority, Sales Tax Revenue Bonds (Series 2009A), 5.00%, 6/15/2027	1,059,940
		Virginia--3.6%
1,000,000		Broad Street CDA, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	767,460
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/ (United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,691,970
1,200,000		Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.00%, 2/1/2028	1,276,572
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Refunding Revenue Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	959,570
		TOTAL	4,695,572
		Washington--12.4%
2,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2008C), 5.50% (Children's Hospital & Regional Medical Center, WA), 10/1/2035	1,988,820
1,000,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	801,410
12,790,000	[4]	Washington State, UT GO Bonds (Series 2008A), 5.000%, 7/1/2030	13,270,797
		TOTAL	16,061,027
Principal Amount			Value
		MUNICIPAL BONDS--continued
		West Virginia--1.0%
$1,450,000		Pleasants County, WV County Commission, PCR Refunding Revenue Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	$1,234,617
		Wisconsin--7.0%
510,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125% (United States Agency and Treasury PRF)/(Original Issue Yield: 6.35%), 6/1/2027	544,864
2,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.10%), 5/1/2036	2,146,760
3,000,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.38%), 2/15/2032	2,695,260
160,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	150,715
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	415,495
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	406,145
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Children's Hospital of WI), 8/15/2037	1,857,360
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	835,600
		TOTAL	9,052,199
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $130,826,855)	124,265,469
		SHORT-TERM MUNICIPALS--3.8% [5]
		California--1.7%
2,150,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.200%, 6/1/2009	2,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [5]
		Louisiana--2.1%
$2,700,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.310%, 6/1/2009	$2,700,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	4,850,000
		TOTAL MUNICIPAL INVESTMENTS--100% (IDENTIFIED COST $135,676,855) [6]	129,114,339
		OTHER ASSETS AND LIABILITIES--NET [7]	(16,501,233)
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(36,575,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$76,038,106

At May 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2009, these restricted securities amounted to $2,188,683, which represented 1.7% of total market value.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At May 31, 2009, these liquid restricted securities amounted to $774,075 which represented 0.6% of total market value.

3 Obligor filed for bankruptcy. On September 30, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par. The market value of the remaining par was adjusted to reflect the expected value of future cash flows.

4 Underlying security in inverse floater structure.

5 Current rate and next reset date shown for Variable Rate Demand Notes.

6 The cost of investments for federal tax purposes amounts to $118,446,070.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	129,114,339
Level 3--Significant Unobservable Inputs	--
TOTAL	$129,114,339

The following acronyms are used throughout this portfolio:

CDA	--Community Development Authority
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
ISD	--Independent School District
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--National Public Finance Guarantee Corp. (as restructured from MBIA Insurance Corp.)
PCR	--Pollution Control Revenue
PRF	--Prerefunded
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Federated Premier Intermediate Municipal Income Fund - Portfolio of Investments Summary Table (unaudited)

At May 31, 2009, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Investments
GO State	26.6%
Hospital	12.8%
Refunded	8.6%
Special Tax	8.3%
GO Local	7.0%
Public Power	6.6%
Senior Care	5.4%
Education	4.4%
Electric & Gas	3.7%
Water & Sewer	3.3%
Tobacco	3.1%
Multi-Family Housing	2.8%
Leasing	2.0%
Other [2]	5.4%
TOTAL	100.0%

1 Sector classifications and the assignment of holdings to such sectors are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's adviser. For securities that have been enhanced by a third party, such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's adviser. Refunded securities are those whose debt is paid from escrowed funds, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 94.6% of the Fund's total investments. Remaining sectors have been aggregated under the designation "Other."

Federated Premier Intermediate Municipal Income Fund - Portfolio of Investments

May 31, 2009 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--98.0%
		Alabama--1.3%
$2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System, Inc.), 11/15/2020	$1,686,600
350,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	267,351
		TOTAL	1,953,951
		Alaska--0.7%
1,000,000		Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	1,064,240
		Arizona--2.0%
1,500,000		Arizona Transportation Board, Subordinated Highway Revenue Bonds (Series 2004B), 5.00%, 7/1/2020	1,613,730
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	1,409,280
		TOTAL	3,023,010
		Arkansas--1.5%
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(United States Agency PRF 2/1/2010@100)/(Original Issue Yield: 7.40%), 2/1/2020	1,042,090
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	959,170
300,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	300,225
		TOTAL	2,301,485
		California--5.0%
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	574,566
2,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	1,787,020
1,680,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (United States Agency PRF 6/1/2013@100)/(Original Issue Yield: 6.55%), 6/1/2033	1,836,475
1,500,000		Los Angeles, CA USD, UT GO Bonds (Series 2009F), 5.00%, 7/1/2019	1,637,790
1,500,000		San Diego, CA Public Facilities Authority, Senior Sewer Refunding Revenue Bonds (Series 2009B), 5.00%, 5/15/2016	1,642,575
		TOTAL	7,478,426
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--3.8%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	$918,263
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	418,810
260,000		Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	253,924
1,265,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2013	1,222,458
1,000,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.25% (Original Issue Yield: 5.40%), 11/1/2023	1,070,930
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40% (United States Treasury PRF 12/1/2013@102), 12/1/2016	1,050,620
230,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	239,444
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	624,395
		TOTAL	5,798,844
		District of Columbia--0.6%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC and MBIA Insurance Corp. INS), 2/1/2016	963,420
		Florida--8.4%
600,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/(Original Issue Yield: 8.95%), 10/1/2033	751,284
1,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-1), 5.00% (Assured Guaranty Corp. INS), 6/1/2014	1,025,560
300,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	221,292
255,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	216,546
1,000,000		Florida Municipal Loan Council, Revenue Bonds (Series 2003B), 5.25% (MBIA Insurance Corp. INS), 12/1/2019	1,026,590
2,000,000		Florida State Board of Education Capital Outlay, UT GO Bonds (Series 2008B), 5.00%, 6/1/2020	2,193,740
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	649,680
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$2,000,000		Miami-Dade County, FL School Board, COP (Series 2003D), 5.00% (FGIC and MBIA Insurance Corp. INS), 8/1/2021	$2,014,680
380,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	301,952
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	537,455
1,500,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.375%, 5/1/2017	1,237,860
335,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.25%, 5/1/2016	218,035
2,390,000		University of Central Florida Athletics Association, Inc., FL, COP (Series 2004A), 5.125% (FGIC and MBIA Insurance Corp. INS), 10/1/2022	2,302,167
		TOTAL	12,696,841
		Georgia--2.8%
1,400,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	1,444,604
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	597,443
2,115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 11/1/2015	2,225,170
		TOTAL	4,267,217
		Hawaii--1.0%
1,550,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,581,295
		Illinois--3.7%
1,825,000		Chicago, IL Sales Tax, Refunding Revenue Bonds, 5.00% (FSA INS), 1/1/2019	1,981,184
1,000,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	817,140
1,000,000		Illinois Educational Facilities Authority, Refunding Revenue Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	979,320
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	701,330
1,000,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,070,910
		TOTAL	5,549,884
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--0.7%
$1,050,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	$1,015,655
		Kansas--0.7%
1,055,000		Butler County, KS Union School District No. 394, UT GO Bonds, 5.00% (FSA INS), 9/1/2020	1,121,254
		Kentucky--1.4%
1,335,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	1,374,075
665,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.45%), 10/1/2012	716,937
		TOTAL	2,091,012
		Louisiana--1.6%
981,000		Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	762,247
1,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/ (MBIA Insurance Corp. INS), 12/1/2014	1,068,740
635,000		West Feliciana Parish, LA, PCRBs, 7.00% (Entergy Gulf States Louisiana LLC), 11/1/2015	629,215
		TOTAL	2,460,202
		Maryland--10.0%
13,500,000	[2]	Maryland State, UT GO Bonds (Second Series 2008), 5.000%, 7/15/2022	15,191,280
		Michigan--1.5%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	2,234,600
		Mississippi--0.6%
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	887,800
		Missouri--1.4%
2,000,000		Missouri State HEFA, Health Facilities Revenue Bonds, 5.25% (BJC Health System, MO), 5/15/2018	2,067,980
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--2.3%
$2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	$1,987,100
975,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID No. 607), 6/1/2013	863,216
820,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	690,948
		TOTAL	3,541,264
		New Jersey--0.3%
500,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	434,775
260,287	[3]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	7,002
		TOTAL	441,777
		New Mexico--2.5%
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	968,040
655,000		Mariposa East Public Improvement District, NM, UT GO Bonds, (Series 2006), 5.75%, 9/1/2021	482,296
2,000,000		New Mexico State, UT GO Capital Project Bonds, 5.00%, 3/1/2016	2,302,240
		TOTAL	3,752,576
		New York--6.2%
305,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis Hospital and Health Centers), 3/1/2019	288,966
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	2,029,420
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	697,168
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	2,072,960
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2015	2,197,160
2,000,000		Tobacco Settlement Financing Corp., NY, (Series 2003B-1C), 5.50% (New York State), 6/1/2019	2,076,260
		TOTAL	9,361,934
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--5.1%
$1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series D), 5.50%, 1/1/2014	$1,075,730
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Revenue Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	410,075
965,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50% (Arc of North Carolina Projects), 10/1/2024	862,623
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	3,224,730
2,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00%, 3/1/2020	2,202,680
		TOTAL	7,775,838
		Ohio--2.3%
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,562,580
1,000,000		Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2002A), 5.00% (AMBAC INS), 12/1/2022	1,019,370
925,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	919,866
		TOTAL	3,501,816
		Oregon--1.0%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	338,720
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101), 12/1/2018	1,197,940
		TOTAL	1,536,660
		Pennsylvania--14.5%
1,000,000		Allegheny County, PA Hospital Development, Health System Revenue Bonds (Series 2007A), 5.00% (West Penn Allegheny Health System), 11/15/2017	818,070
1,195,000		Allegheny County, PA Hospital Development, Health System Revenue Bonds, (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.30%), 11/15/2015	1,336,858
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	390,017
12,000,000	[2]	Commonwealth of Pennsylvania, UT GO Bonds, 5.000%, 3/15/2025	13,104,240
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$400,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	$349,032
63,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds, 5.90% (Wesbury United Methodist Community Obligated Group), 8/15/2009	63,003
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,060,550
1,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	1,557,975
2,000,000		Philadelphia, PA Gas Works, Revenue Bonds (17th Series), 5.375% (FSA INS), 7/1/2021	2,070,280
1,355,000		Wilkes-Barre, PA Finance Authority, University Refunding Revenue Bonds (Series 2007), 5.00% (Wilkes University), 3/1/2022	1,211,871
		TOTAL	21,961,896
		South Carolina--2.0%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	983,570
2,000,000		Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006), 5.00% (Kershaw County, SC School District)/ (CIFG Assurance N.A. INS), 12/1/2019	2,099,460
		TOTAL	3,083,030
		South Dakota--1.0%
1,715,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,516,454
		Tennessee--0.8%
1,000,000		Tennessee State, GO Bonds (Series 2009A), 5.00%, 5/1/2016	1,160,740
		Texas--4.8%
1,000,000		Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement), 11/15/2020	862,510
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (Texas Competitive Electric Holdings Co. LLC), Mandatory Tender 10/1/2014	540,000
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	987,220
390,000		Montgomery County, TX, UT GO Bonds (Series 2002A), 5.20% (FSA INS)/ (Original Issue Yield: 5.29%), 3/1/2021	411,349
165,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2006), 4.95% (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS), 3/1/2018	163,543
545,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	491,993
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	$425,905
1,000,000		Tyler, TX HFDC, Hospital Revenue Bonds, 5.25% (Mother Frances Hospital), 7/1/2012	974,700
2,235,000		West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,332,513
		TOTAL	7,189,733
		Virginia--2.3%
192,000		Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	152,377
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	940,930
1,000,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/ (United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.50%), 12/1/2023	1,225,300
1,000,000		Virginia Public Schools Authority, School Financing Bonds (1997 Resolution) (Series 2009B), 5.00%, 8/1/2016	1,156,650
		TOTAL	3,475,257
		Washington--1.3%
500,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00% (Skagit Valley Hospital), 12/1/2018	476,015
1,490,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,496,228
		TOTAL	1,972,243
		Wisconsin--2.9%
200,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	196,002
500,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original Issue Yield: 6.15%), 4/1/2024	417,245
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (Synergy Health, Inc.), 11/15/2015	2,112,140
830,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	759,907
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	870,210
		TOTAL	4,355,504
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $151,121,503)	148,375,118
Principal Amount			Value
		SHORT-TERM MUNICIPALS--2.0% [4]
		Ohio--0.7%
$1,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 6/4/2009	$1,000,000
		Pennsylvania--1.3%
2,000,000		Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/ (Wachovia Bank N.A. LIQ), 0.280%, 6/1/2009	2,000,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	3,000,000
		TOTAL MUNICIPAL INVESTMENTS--100% (IDENTIFIED COST $154,121,503) [5]	151,375,118
		OTHER ASSETS AND LIABILITIES--NET [6]	(20,481,485)
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(41,900,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$88,993,633

At May 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2009, these restricted securities amounted to $1,787,172, which represented 1.2% of total market value.

2 Underlying security in inverse floater structure.

3 Obligor filed for bankruptcy. On September 30, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par. The market value of the remaining par was adjusted to reflect the expected value of future cash flows.

4 Current rate and next reset date shown for Variable Rate Demand Notes.

5 The cost of investments for federal tax purposes amounts to $134,849,748.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	151,375,118
Level 3--Significant Unobservable Inputs	--
TOTAL	$151,375,118

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Authority
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--National Public Finance Guarantee Corp. (as restructured from MBIA Insurance Corp.)
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
SID	--Special Improvement District
TOBs	--Tender Option Bonds
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

May 31, 2009 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Investments in securities, at value	$129,114,339	$151,375,118
Cash	53,566	38,733
Income receivable	2,040,291	2,236,522
Receivable for investments sold	2,172,000	794,486
TOTAL ASSETS	133,380,196	154,444,859
Liabilities:
Payable for floating rate certificate securities (Note 2)	17,100,000	19,125,000
Income distribution payable--Common Shares	552,700	548,812
Income distribution payable--Preferred Shares	2,656	1,066
Payable for Directors'/Trustees' fees	1,606	1,599
Payable for investments purchased	3,108,270	3,846,335
Accrued expenses	1,858	28,414
TOTAL LIABILITIES	20,767,090	23,551,226
Auction Market Preferred Shares (1,463 and 1,676 shares, respectively, authorized and issued at $25,000 per share)	$36,575,000	$41,900,000
Net Assets Applicable to Common Shares Consist of:
Paid-in capital	$87,034,044	$98,478,870
Net unrealized depreciation of investments	(6,562,516)	(2,746,385)
Accumulated net realized loss on investments, swap contracts and futures contracts	(5,213,331)	(7,404,189)
Undistributed net investment income	779,909	665,337
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$76,038,106	$88,993,633
Common Shares Outstanding, ($0.01 par value, unlimited shares authorized)	6,140,784	6,946,981
Net asset value per share	$12.38	$12.81
Investments, at identified cost	$135,676,855	$154,121,503

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended May 31, 2009 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$3,730,805	$3,774,335
Expenses:
Investment adviser fee (Note 5)	308,519	363,516
Administrative personnel and services fee (Note 5)	74,795	74,795
Custodian fees	1,531	1,768
Transfer and dividend disbursing agent fees and expenses	17,169	17,106
Directors'/Trustees' fees	6,305	6,376
Auditing fees	26,695	28,174
Legal fees	5,816	4,031
Portfolio accounting fees	37,553	38,555
Printing and postage	10,635	11,089
Insurance premiums	2,183	2,194
Auction agent fees	3,242	3,241
Trailer commission fees (Note 2)	53,734	60,082
Interest and trust expenses (Note 2)	63,424	78,711
Miscellaneous	23,639	24,771
TOTAL EXPENSES	635,240	714,409
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	(60,686)	(71,651)
Waiver of administrative personnel and services fee	(74,795)	(74,795)
Reimbursement of other operating expenses	(83,909)	(50,929)
TOTAL WAIVERS AND REIMBURSEMENT	(219,390)	(197,375)
Net expenses	415,850	517,034
Net investment income	3,314,955	3,257,301
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(1,377,856)	(3,053,292)
Net change in unrealized depreciation of investments	9,068,297	9,092,824
Net realized and unrealized gain on investments	7,690,441	6,039,532
Income distributions declared to Preferred Shareholders	(101,819)	(113,687)
Change in net assets resulting from operations applicable to common shares	$10,903,577	$9,183,146

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,314,955	$6,837,312	$3,257,301	$6,771,960
Net realized loss on investments, swap contracts and futures contracts	(1,377,856)	(1,660,730)	(3,053,292)	(948,465)
Net change in unrealized appreciation/depreciation of investments and futures contracts	9,068,297	(20,364,198)	9,092,824	(15,016,855)
Distributions from net investment income--Preferred Shares	(101,819)	(1,510,335)	(113,687)	(1,675,137)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	10,903,577	(16,697,951)	9,183,146	(10,868,497)
Distributions to Common Shareholders:
Distributions from net investment income--Common Shares	(2,891,312)	(4,932,705)	(2,844,789)	(4,793,417)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	35,492	92,689	--	--
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	35,492	92,689	--	--
Change in net assets	8,047,757	(21,537,967)	6,338,357	(15,661,914)
Net Assets Applicable to Common Shares:
Beginning of period	67,990,349	89,528,316	82,655,276	98,317,190
End of period	$76,038,106	$67,990,349	$88,993,633	$82,655,276
Undistributed net investment income included at end of period	$779,909	$458,085	$665,337	$366,512

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the "Fund," or collectively as the "Funds") are registered under the Investment Company Act of 1940, as amended (the "Act"), as diversified, closed-end management investment companies. Each Fund's investment objective is to provide current income exempt from federal income tax, including the federal AMT.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), each Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate each Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date and are declared and paid monthly. Distributions to preferred shareholders are recorded daily and paid weekly at a rate set through auction procedures. The dividend rate to preferred shareholders for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at May 31, 2009 was 0.276% and 0.276%, respectively.

Each auction requires the participation of one or more Broker-Dealers. The auction agent, currently Deutsche Bank Trust Company Americas, will enter into agreements with one or more Broker-Dealers selected by the Funds, which provide for the participation of those Broker-Dealers in auctions for preferred shares. The auction agent will pay each Broker-Dealer after each auction, from funds provided by the Funds. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the six months ended May 31, 2009 were $53,734 and $60,082, respectively.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Funds may participate in Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Funds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual-interest tax-exempt security, which is transferred to the Funds, is also created by the trust and pays interest based on the remaining cashflow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Funds' investments, and the related floating-rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statements of Assets and Liabilities. At May 31, 2009, for Federated Premier Municipal Income Fund investments with a value of $23,622,127 are held by the trust and serve as collateral for the $17,100,000 in floating-rate certificate securities outstanding at this date, and for Federated Premier Intermediate Municipal Income Fund investments with a value of $28,295,520 are held by the trust and serve as collateral for the $19,125,000 in floating-rate certificate securities outstanding at this date. The Federated Premier Municipal Income Fund and the Federated Premier Intermediate Municipal Income Fund recorded interest and trust expenses of $63,424 and $78,711, respectively, for these investments for the six months ended May 31, 2009.

While these inverse floater structures are accounted for as secured borrowings, the Funds' Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Funds.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at May 31, 2009, is as follows:

Federated Premier Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost	Market Value
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/(Original Issue Yield: 8.95%), 10/1/2033	5/9/2003	$400,000	$500,856
Cow Creek Band of Umpqua Tribe of Indians, Tax Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$338,720
New York City, NY IDA, Liberty Revenue Bonds, (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$800,000	$575,032

Federated Premier Intermediate Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost	Market Value
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/(Original IssueYield:8.95%), 10/1/2033	5/9/2003	$600,000	$751,284
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$338,720
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$800,000	$697,168

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. COMMON SHARES

The following tables summarize share activity:

Federated Premier Municipal Income Fund	Six Months Ended 5/31/2009	Year Ended 11/30/2008
Shares issued	--	--
Shares issued to shareholders in payment of distributions declared	2,990	6,638
TOTAL CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,990	6,638

Federated Premier Intermediate Municipal Income Fund	Six Months Ended 5/31/2009	Year Ended 11/30/2008
Shares issued	--	--
Shares issued to shareholders in payment of distributions declared	--	--
TOTAL CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	--	--

4. FEDERAL TAX INFORMATION

At May 31, 2009, the following amounts apply for federal income tax purposes:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Federated Premier Municipal Income Fund	$118,446,070	$3,371,966	$9,803,697	$(6,431,731)
Federated Premier Intermediate Municipal Income Fund	$134,849,748	$4,185,882	$6,785,512	$(2,599,630)

At November 30, 2008, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $3,939,824 and $4,517,505, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	2011	2012	2013	2015	2016	Total Capital Loss Carryforward
Federated Premier Municipal Income Fund	--	$ 1,497,121	$ 678,904	--	$1,763,799	$3,939,824
Federated Premier Intermediate Municipal Income Fund	$5,504	$1,598,165	$1,175,977	$615,196	$1,122,663	$4,517,505

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Each Fund has entered into an Investment Management Agreement (the "Agreement") with Federated Investment Management Company (the "Adviser"), to serve as investment manager to the Funds. The Agreement provides for an annual management fee, payable daily, at the annual rate of 0.55% of each Fund's managed assets.

In order to reduce the Funds' expenses, the Adviser has contractually agreed to waive a portion of its investment adviser fee at the annual rate 0.20% of the average daily net value of each Fund's managed assets, inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and at a declining rate thereafter through December 31, 2010. Effective January 1, 2008 and continuing through December 31, 2008, the contractual waiver was reduced to 0.15%. Effective January 1, 2009 and continuing through December 31, 2009, the contractual waiver was reduced to 0.10%. For the six months ended May 31, 2009, the Adviser waived $60,686 and $71,651 of its fee for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively. Additionally, for the six months ended May 31, 2009, the Adviser reimbursed other operating expenses of $83,909 and $50,929 for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, FAS waived its entire fee of $74,795 on each Fund.

Interfund Transactions

During the six months ended May 31, 2009, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$53,100,000	$43,880,000
Federated Premier Intermediate Municipal Income Fund	$31,975,000	$36,215,000

General

Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. PREFERRED SHARES

On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date. As of May 31, 2009, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 1,463 and 1,676 AMPS, respectively.

On July 17, 2008, the Funds' Trustees approved a plan to use inverse floater structures to refinance a portion of the Funds' outstanding AMPS. During the six months ended May 31, 2009, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $7,500,000 and $9,000,000, representing 300 and 360 of their outstanding preferred shares, respectively, at liquidation value, using proceeds that arose from the use of the inverse floater structures. During the year ended November 30, 2008, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $9,600,000 and $10,125,000, representing 384 and 405 of their outstanding preferred shares, respectively, at liquidation value, using proceeds that arose from the use of the inverse floater structures.

Whenever AMPS are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement, and certain other requirements imposed by any Nationally Recognized Statistical Ratings Organizations (NRSROs) rating the preferred shares have been met. Should these requirements not be met, or should dividends accrued on the AMPS not be paid, the Funds may be restricted in their ability to declare dividends to common shareholders or may be required to redeem certain of the AMPS. At May 31, 2009, there were no such restrictions on the Funds.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$46,546,011	$ 57,436,805
Federated Premier Intermediate Municipal Income Fund	$41,913,928	$48,475,383

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Funds' net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2009

FEDERATED PREMIER MUNICIPAL INCOME FUND ("FMN" OR THE "FUND")

FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND
("FPT" OR THE "FUND")

The Fund's Board reviewed each Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the investment company industry and market practices; the range of comparable fees for similar funds; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other closed-end funds with comparable investment programs to be particularly useful, given the high degree of competition in the investment company industry. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to Federated registered investment companies as well as products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that registered investment companies and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; portfolio management techniques made necessary by such differences; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other regulated investment companies, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

FMN's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed FMN's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of FMN.

FPT's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed FPT's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of FPT.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board also considered whether the Fund might benefit from "economies of scale" and noted that, as a "closed-end fund," the Fund has made an offering of a fixed number of common shares, and preferred shares contemplated at the time of the Fund's initial public offering. The Board noted that the Fund has not made and does not expect to make additional offerings to raise more assets, although the Fund may make additional offerings to replace the existing preferred shares. Accordingly, the Board noted that the Fund is unlikely to grow materially in size and, as a consequence, there are no meaningful "economies of scale" to be realized from internal growth. The Board concluded that this was not a relevant consideration in its overall evaluation.

It was noted in the materials for the Board meeting that for the period covered by the report, FMN's investment advisory fee was below the median of the relevant peer group. The Board reviewed the fees and other expenses of FMN with the Adviser and was satisfied that the overall expense structure of FMN remained competitive.

It was noted in the materials for the Board meeting that for the period covered by the report, FPT's investment advisory fee was above the median of the relevant peer group. The Board reviewed the fees and other expenses of FPT with the Adviser and was satisfied that the overall expense structure of FPT remained competitive. The Board will continue to monitor advisory fees and other expenses borne by FPT.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information, go to the "Products" section of the website, select "Closed-End Funds," select the name of the Fund, then select "Shareholder and Regulatory Reports" from the left menu. This information is also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Closed-End Funds," selecting the name of the Fund, then selecting "Portfolio Holdings" from the left menu.

Source of Distributions - Notice

Under the Federal securities laws, the Funds are required to provide a notice to shareholders regarding the source of distributions made by the Funds if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Funds' distributions, if applicable, is available in the "Products" section of Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Notice to Shareholders-Source of Distribution" link under "Related Information."

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31423P108
Cusip 31423P207
Cusip 31423M105
Cusip 31423M204

28583 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

No change in any of the Portfolio Managers identified in Item 8(a)(1) in the Registrant’s most recent annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Period	(a) Total number of common shares (or units) purchased	(b) Average price paid per common share (or unit)	(c) Total number of common shares (or units) purchased as part of publicly announced plans or programs	(d) Maximum number (or approximate dollar value) of common shares (or units) that may yet be purchased under the plans or programs
Month #1 (December 1, 2008 – December 31, 2008)	-0-	NA	-0-	None
Month #2 (January 1, 2009- January 31, 2009)	-0-	NA	-0-	None
Month #3 (February 1, 2009-February 28, 2009)	-0-	NA	-0-	None
Month #4 (March 1, 2009- March 31, 2009)	-0-	NA	-0-	None
Month #5 (April 1, 2009- April 30, 2009)	-0-	NA	-0-	None
Month #6 (May 1, 2009- May 31, 2009)	-0-	NA	-0-	None
TOTAL	-0-	NA	-0-	NA

Period	(a) Total number of preferred shares (or units) purchased	(b) Average price paid per preferred share (or unit)	(c) Total number of preferred shares (or units) purchased as part of publicly announced plans or programs	(d) Maximum number (or approximate dollar value) of preferred shares (or units) that may yet be purchased under the plans or programs
Month #1 (December 1, 2008 – December 31, 2008)	-0-	NA	-0-	None
Month #2 (January 1, 2009- January 31, 2009)	-0-	NA	-0-	None
Month #3 (February 1, 2009-February 28, 2009)	-0-	NA	-0-	None
Month #4 (March 1, 2009- March 31, 2009)	-0-	NA	-0-	None
Month #5 (April 1, 2009- April 30, 2009)	300	$25,000	300	926*
Month #6 (May 1, 2009- May 31, 2009)	-0-	NA	-0-	None
TOTAL	300	$25,OOO	300	926

*  Plan as approved by the Board of Trustees allows for 75% or 1,610 shares to be repurchased.  To date, 684 shares have been repurchased.

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

The following exhibits are filed with this report:

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Premier Municipal Income Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009